Secured Term Loan Facilities and Revolving Credit Facilities - September 2020 Secured Revolving Credit Facility (Details) - Line of Credit - Revolving Credit Facility - USD ($) $ in Millions	Jun. 12, 2025	Sep. 17, 2020
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 210.0
Debt instrument term		5 years
Debt margin percentage		2.76%
Credit facility final payment	$ 143.0